Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings (Secured Borrowing by the Class of Collateral Pledged) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2026	Mar. 31, 2025
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	¥ 42,292	¥ 46,381
Payables under securities lending transactions	1,252	737
Obligations to return securities received as collateral	8,468	6,047
Total	52,012	53,165
Japanese national government and Japanese government agency bonds
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	9,738	16,652
Payables under securities lending transactions	560	165
Obligations to return securities received as collateral	3,196	3,438
Total	13,494	20,255
Foreign government and official institution bonds
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	22,887	16,955
Payables under securities lending transactions	11	30
Obligations to return securities received as collateral	1,981	917
Total	24,879	17,902
Corporate bonds
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	992	1,012
Payables under securities lending transactions	0	0
Obligations to return securities received as collateral	442	358
Total	1,434	1,370
Residential mortgage-backed securities
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	6,990	10,695
Payables under securities lending transactions	0	0
Obligations to return securities received as collateral	6	0
Total	6,996	10,695
Other debt securities
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	360	190
Payables under securities lending transactions	0	0
Obligations to return securities received as collateral	3	2
Total	363	192
Marketable equity securities
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	1,315	846
Payables under securities lending transactions	640	531
Obligations to return securities received as collateral	2,840	1,332
Total	4,795	2,709
Other
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	10	31
Payables under securities lending transactions	41	11
Obligations to return securities received as collateral	0	0
Total	¥ 51	¥ 42